CONTINGENCIES (Details Narrative)	Sep. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Loss contingency claims from trade vendor	$ 545,505
Loss contingency accrual product liability net	$ 499,162